Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 1.5%
General Electric Co.	303,309	$ 91,241,413
Automobiles - 1.9%
Tesla, Inc. (A)	260,849	116,004,767
Banks - 0.5%
Wells Fargo & Co.	391,265	32,795,832
Biotechnology - 0.9%
Vertex Pharmaceuticals, Inc. (A)	139,595	54,670,986
Broadline Retail - 5.2%
Amazon.com, Inc. (A)	1,468,194	322,371,357
Building Products - 0.4%
Builders FirstSource, Inc. (A)	202,236	24,521,115
Capital Markets - 1.9%
Ares Management Corp., Class A	235,928	37,722,528
Interactive Brokers Group, Inc., Class A	538,559	37,058,245
KKR & Co., Inc.	320,979	41,711,221
		116,491,994
Chemicals - 0.9%
Sherwin-Williams Co.	160,242	55,485,395
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	125,966	28,906,678
Communications Equipment - 1.4%
Arista Networks, Inc. (A)	606,333	88,348,781
Consumer Finance - 0.7%
American Express Co.	140,441	46,648,883
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (A)	512,300	47,771,975
Walmart, Inc.	535,069	55,144,211
		102,916,186
Electrical Equipment - 1.1%
GE Vernova, Inc.	111,144	68,342,446
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	480,157	59,419,429
Coherent Corp. (A)	546,470	58,865,748
		118,285,177
Entertainment - 4.6%
Liberty Media Corp. - Liberty Formula One, Class C (A)	434,958	45,431,363
Live Nation Entertainment, Inc. (A)	258,581	42,252,136
Netflix, Inc. (A)	118,988	142,657,093
Spotify Technology SA (A)	73,627	51,391,646
		281,732,238
Financial Services - 3.9%
Klarna Group PLC (A)	669,603	24,540,950
Mastercard, Inc., Class A	300,183	170,747,092
Visa, Inc., Class A	136,569	46,621,925
		241,909,967
	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 0.7%
Veeva Systems, Inc., Class A (A)	148,688	$ 44,295,642
Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. (A)	1,219,090	47,776,137
DoorDash, Inc., Class A (A)	190,305	51,761,057
DraftKings, Inc., Class A (A)	1,031,659	38,584,047
Hilton Worldwide Holdings, Inc.	235,741	61,160,645
		199,281,886
Interactive Media & Services - 10.5%
Alphabet, Inc., Class A	1,533,971	372,908,350
Meta Platforms, Inc., Class A	372,463	273,529,378
		646,437,728
IT Services - 0.9%
Shopify, Inc., Class A (A)	376,648	55,973,659
Machinery - 1.4%
Caterpillar, Inc.	110,997	52,962,218
Ingersoll Rand, Inc.	427,480	35,318,398
		88,280,616
Pharmaceuticals - 2.7%
Eli Lilly & Co.	216,812	165,427,556
Semiconductors & Semiconductor Equipment - 20.5%
Advanced Micro Devices, Inc. (A)	413,095	66,834,640
Broadcom, Inc.	1,101,671	363,452,280
Credo Technology Group Holding Ltd. (A)	123,691	18,010,646
KLA Corp.	84,613	91,263,582
NVIDIA Corp.	3,875,317	723,056,646
		1,262,617,794
Software - 19.8%
AppLovin Corp., Class A (A)	83,469	59,975,815
Cadence Design Systems, Inc. (A)	221,785	77,904,199
HubSpot, Inc. (A)	64,018	29,947,620
Intuit, Inc.	123,635	84,431,578
Microsoft Corp.	943,283	488,573,430
Oracle Corp.	547,924	154,098,146
Palantir Technologies, Inc., Class A (A)	276,047	50,356,494
Palo Alto Networks, Inc. (A)	340,599	69,352,768
PTC, Inc. (A)	232,980	47,299,600
Samsara, Inc., Class A (A)	728,997	27,155,138
ServiceNow, Inc. (A)	96,693	88,984,634
Tyler Technologies, Inc. (A)	83,162	43,507,032
		1,221,586,454
Specialized REITs - 0.6%
American Tower Corp.	194,997	37,501,823
Specialty Retail - 1.5%
Lowe's Cos., Inc.	175,021	43,984,527
O'Reilly Automotive, Inc. (A)	449,481	48,458,547
		92,443,074
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	2,053,352	522,845,020
Transamerica Series Trust

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.8%
FTAI Aviation Ltd.	297,562	$ 49,651,195
Total Common Stocks (Cost $3,723,369,912)		6,177,015,662

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.65% (B), dated 09/30/2025, to be repurchased at $9,878,323 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $10,075,577.	$ 9,877,870	9,877,870
Total Repurchase Agreement (Cost $9,877,870)		9,877,870
Total Investments (Cost $3,733,247,782)		6,186,893,532
Net Other Assets (Liabilities) - (0.2)%		(15,129,480)
Net Assets - 100.0%		$ 6,171,764,052
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,177,015,662	$—	$—	$6,177,015,662
Repurchase Agreement	—	9,877,870	—	9,877,870
Total Investments	$6,177,015,662	$9,877,870	$—	$6,186,893,532
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at September 30, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica WMC US Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust